Accounts Receivable and Others Assets - Schedule of Allowance for Expected Credit Losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Allowance for Expected Credit Losses [Abstract]
Balance at beginning	R$ 3,777	R$ 4,031
Allowance set up	(140)	16
Exchange variation	(157)	(270)
Balance at ending	R$ 3,480	R$ 3,777